Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit/(Loss) for the year	¥ (5,792)	¥ 8,210	¥ 7,104
Other comprehensive income Items that will not be reclassified to profit or loss
Net changes in fair value of equity instruments at FVOCI	(2,681)
Remeasurement of defined benefit plans	(169)	2,093	674
Income tax relating to items that will not be reclassified to profit or loss	706	(488)	(209)
Other comprehensive income - Items that may be reclassified to profit or loss
Net changes in fair value of debt instruments at FVOCI	88
Reclassification to profit or loss of debt instruments at FVOCI	10
Net changes in fair value of available-for-sale financial assets		(3,339)	(2,019)
Reclassification to profit or loss of available-for-sale financial assets		1,090	293
Exchange differences on translation of foreign operations: (Loss)/gain arising during the year	(4,047)	3,751	(299)
Reclassification to profit or loss	(345)	(13)	50
Proportionate share of other comprehensive income of associates and joint ventures	(27)	106	3
Reclassification to profit or loss on the proportionate share of other comprehensive income or loss of associates and joint ventures	(12)
Income tax relating to items that may be reclassified subsequently to profit or loss	340	333	255
Total other comprehensive (loss)/income for the year, net of tax	(6,137)	3,533	(1,252)
Comprehensive (loss)/income	(11,929)	11,743	5,852
Attributable to:
The shareholders of the Company	(9,648)	11,365	5,546
Non-controllinginterests	¥ (2,281)	¥ 378	¥ 306